Intangible Assets and Goodwill - Schedule of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets, Cost		$ 49,696,150	$ 49,000,820
Intangible assets, Accumulated amortization		(26,514,115)	(23,043,990)
Intangible assets, Accumulated impairment losses	$ (2,593,529)	(1,527,000)
Intangible assets, Net		$ 21,655,035	$ 25,956,830
Weighted remaining average useful life (in years)		7 years 8 months 23 days	8 years 6 months 25 days
Goodwill, Cost		$ 127,442,658	$ 126,864,388
Goodwill, Accumulated impairment losses		(105,274,370)	(101,411,016)
Goodwill	$ 14,396,380	22,168,288	25,453,372	$ 30,104,661
Customer relationships
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets, Cost		11,127,771	11,077,278
Intangible assets, Accumulated amortization		(9,896,889)	(9,525,598)
Intangible assets, Net		$ 1,230,882	$ 1,551,680
Weighted remaining average useful life (in years)		4 years 9 months	5 years 9 months
Farmer relationships
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets, Cost		$ 10,446,700	$ 10,399,298
Intangible assets, Accumulated amortization		(10,446,700)	(10,399,298)
Patents
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets, Cost		288,541	287,231
Intangible assets, Accumulated amortization		(288,541)	(287,231)
License agreements
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets, Cost		4,088,843	4,070,290
Intangible assets, Accumulated amortization		(3,050,053)	(2,309,950)
Intangible assets, Net		$ 1,038,790	$ 1,760,340
Weighted remaining average useful life (in years)		3 years 9 months 14 days	4 years 9 months 14 days
Website and Trademarks
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets, Cost		$ 529,441	$ 95,221
Intangible assets, Accumulated amortization		(457,836)	(24,554)
Intangible assets, Net		$ 71,605	$ 70,667
Weighted remaining average useful life (in years)		1 year	2 years
Computer software
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets, Cost		$ 710,525	$ 707,301
Intangible assets, Accumulated amortization		(669,341)	(297,006)
Intangible assets, Net		$ 41,184	$ 410,295
Weighted remaining average useful life (in years)		3 months	1 year 3 months
Tradenames
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets, Cost		$ 22,504,329	$ 22,364,201
Intangible assets, Accumulated amortization		(1,704,755)	(200,353)
Intangible assets, Accumulated impairment losses		(1,527,000)
Intangible assets, Net		$ 19,272,574	$ 22,163,848
Weighted remaining average useful life (in years)		14 years	15 years